Income Taxes (Details) - Schedule of Statutory Income Tax Rates - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Statutory Income Tax Rates [Line Items]
Income tax benefits (expenses) at applicable statutory rate		$ (162,995)	$ (565,828)	$ (590,692)
Nondeductible expenses				(181,910)
Income not subject to tax	[1]	89,264	421,297	539,572
Income tax of other jurisdictions	[2]		30
Nontaxable offshore profit		136,655	113,777	143,098
Benefit on tax concession	[3]	767	765	1,285
Changes in valuation allowance			(1,561)
Total		$ 63,692	$ (31,520)	$ (88,647)

[1]	The Company also has entities domiciled in the British Virgin Islands, but such entities are not subject to income or capital gains taxes.
[2]	Top Fin and Top AM were established in Singapore, which are subject to income tax rate of 17%, and Top 500 was established in Australia, which is subject to income rate of 25%.
[3]	The provision for Hong Kong Profits Tax for 2024 is calculated at 16.5% (2023 and 2022: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2023-24 subject to a maximum reduction of HK$3,000 for each business (2023: a maximum reduction of HK$6,000 was granted for the year of assessment 2022-23 and was taken into account in calculating the provision for 2023, 2022: a maximum reduction of HK$10,000 was granted for the year of assessment 2021-22 and was taken into account in calculating the provision for 2022).